Income Taxes - Components of Provision for Income Tax Expense (Benefit) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Continuing operations current provision/(benefit):
Federal									$ 474	$ 436	$ 248
State									27	38	36
Foreign
Total continuing operations current provision/(benefit)									501	474	284
Continuing operations deferred provision/(benefit):
Federal									23	(121)	225
State									(26)	(25)	(9)
Foreign
Total continuing operations deferred provision/(benefit)									(3)	(146)	216
Continuing operations provision for income tax expense/(benefit)	157	104	169	68	285	(47)	(10)	98	498	328	500
Discontinued operations current provision/(benefit):
Federal									1	(49)	34
State										(5)	8
Foreign
Total discontinued operations current provision/(benefit)									1	(54)	42
Discontinued operations deferred provision/(benefit):
Federal									(2)	68	(67)
State										6	(6)
Foreign
Total discontinued operations deferred provision/(benefit)									(2)	74	(73)
Discontinued operations provision for income tax expense/(benefit)									(1)	20	(31)
Provision for income tax expense/(benefit)									$ 497	$ 348	$ 469